Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Jan. 31, 2017
Current
Cash	$ 6,931	$ 18,674
Amounts receivable	432	749
Prepaid expenses	811	813
Total current assets	8,174	20,236
Non-Current
Amounts receivable	2,533	2,012
Mineral Property, Plant and Equipment	395,205	364,913
Intangible	3,130	1,888
Total assets	409,042	389,049
Current
Accounts payable and accruels	3,630	3,188
Convertible debt	49,067
Non-convertible debt	92,268
Environmental rehabilitation provision	1,266	781
Total Current Liabilities	146,231	3,969
Non-Current
Convertible debt		42,154
Non-convertible debt		65,752
Environmental rehabilitation provision	64,136	69,845
Total Liabilities	210,367	181,720
Shareholders' equity
Share capital	269,516	268,895
Share Premium	1,151	1,151
Equity Reserves	60,505	59,682
Deficit	(132,497)	(122,399)
Total shareholders' equity	198,675	207,329
Total liabilities and shareholders' equity	$ 409,042	$ 389,049